Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Assumptions Used in Black-Scholes Option Pricing Model

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Risk-free interest rate	N/A	4.20%	4.12% - 4.34%	3.38% - 4.22%
Expected volatility	N/A	80.8%	89.6% - 89.8%	76.3% - 81.3%
Expected dividend yield	N/A	0%	0%	0%
Expected life of employee and Board options (in years)	N/A	6.25	6.25	6.25

	Year Ended December 31,
	2023	2022	2021
Risk-free interest rate	3.38% - 4.65%	1.70% - 4.21%	0.66% - 1.41%
Expected volatility	76.3% - 81.3%	77.7% - 81.9%	71.6% - 83.5%
Expected dividend yield	0%	0%	0%
Expected life of employee and Board options (in years)	6.25	6.25	6.25

Summary of Compensation Expense Recognized

	Year Ended December 31,
	2023	2022	2021
Research and development	$5,973	$7,222	$7,126
General and administrative	5,634	6,426	9,569
Total stock option expense	$11,607	$13,648	$16,695

Summary of Stock Option Activity

		Weighted
	Number of	Average Exercise
	Shares	Price
Outstanding, December 31, 2023	658,138	$155.88
Granted	253,760	10.32
Exercised	—	—
Forfeited	(275,941)	60.96
Expired	(280,993)	179.04
Outstanding, September 30, 2024	354,964	$107.40
Options exercisable, September 30, 2024	190,407

		Weighted	Aggregate
	Number of	Average Exercise	Intrinsic
	Shares	Price	Value
Outstanding, December 31, 2022	640,787	$172.20
Granted	167,056	97.80
Exercised	(7,768)	72.00
Forfeited	(23,836)	111.00
Expired	(118,101)	176.88
Outstanding, December 31, 2023	658,138	$155.88	$—
Weighted average remaining contractual life as of December 31, 2023 (in years)	6.71
Options exercisable, December 31, 2023	403,337	$176.28	$—
Weighted average remaining contractual life as of December 31, 2023 (in years)	5.46
Options vested and expected to vest as of December 31, 2023	658,138	$155.88	$—
Weighted average remaining contractual life as of December 31, 2023 (in years)	6.71

Employees And Non-Employee Members Of Board Of Directors
Summary of Restricted Stock Unit Activity

		Weighted
	Number of	Average Grant
	Units	Date Fair Value
Outstanding, December 31, 2023	47,194	$111.24
Awarded	75,323	7.92
Vested and released	(30,494)	93.72
Forfeited	(11,362)	126.84
Outstanding, September 30, 2024	80,661	$19.20
Restricted stock units exercisable (vested and deferred), September 30, 2024	—

		Weighted
	Number of	Average Grant
	Units	Date Fair Value
Outstanding, December 31, 2022	31,043	$158.40
Awarded	50,098	93.72
Vested and released	(16,939)	149.52
Forfeited	(17,008)	107.52
Outstanding, December 31, 2023	47,194	$111.24
Restricted stock units exercisable (vested and deferred), December 31, 2023	—

Stock Options
Summary of Compensation Expense Recognized

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Research and development	$16	$1,387	$795	$4,314
General and administrative	1,120	1,447	3,494	4,122
Total stock option expense	$1,136	$2,834	$4,289	$8,436

Restricted Stock Units
Summary of Compensation Expense Recognized

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Research and development	$—	$90	$249	$385
General and administrative	353	410	2,036	1,308
Total restricted stock unit expense	$353	$500	$2,285	$1,693